Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Unaudited) - USD ($)	Common Stock Benson Hill, Inc	Additional Paid-In Capital Benson Hill, Inc	Additional Paid-In Capital	Accumulated Deficit Impact of adoption of Topic 606 Benson Hill, Inc	Accumulated Deficit Benson Hill, Inc	Accumulated Deficit	Total Benson Hill, Inc	Redeemable Convertible Preferred Stock Benson Hill, Inc	Series A redeemable convertible preferred stock Benson Hill, Inc	Series B redeemable convertible preferred stock Benson Hill, Inc	Series C redeemable convertible preferred stock Benson Hill, Inc	Series C-1 redeemable convertible preferred stock Benson Hill, Inc	Series D redeemable convertible preferred stock Benson Hill, Inc	Impact of adoption of Topic 606 Benson Hill, Inc	Benson Hill, Inc	Total
Balance at beginning at Dec. 31, 2017								$ 36,096,000
Balance at beginning (in shares) at Dec. 31, 2017								35,166,020
Increase (Decrease) in Temporary Equity [Roll Forward]
Sale of Series redeemable convertible preferred stock, net of issuance costs											$ 64,895,000
Sale of Series redeemable convertible preferred stock, net of issuance costs (in shares)											22,405,293
Retirement of Series redeemable convertible preferred stock									$ (348,000)
Retirement of Series redeemable convertible preferred stock (in shares)									(469,894)
Issuance of Series redeemable convertible preferred stock											$ 1,363,000
Issuance of Series redeemable convertible preferred stock (in shares)											469,894
Balance at ending at Dec. 31, 2018								$ 102,006,000
Balance at ending (in shares) at Dec. 31, 2018								57,571,313
Balance at beginning at Dec. 31, 2017	$ 5,000	$ 120,000			$ (20,750,000)		$ (42,000)								$ (20,667,000)
Balance at beginning (in shares) at Dec. 31, 2017	4,990,338
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options		36,000													36,000
Issuance of common stock upon exercise of stock options (in shares)	250,667
Stock-based compensation expense		213,000													213,000
Comprehensive loss					(18,089,000)		(507,000)								(18,596,000)
Balance at ending at Dec. 31, 2018	$ 5,000				(39,485,000)		(549,000)								(40,029,000)
Balance at ending (in shares) at Dec. 31, 2018	5,241,005
Increase (Decrease) in Temporary Equity [Roll Forward]
Sale of Series redeemable convertible preferred stock, net of issuance costs												$ 32,561,000
Sale of Series redeemable convertible preferred stock, net of issuance costs (in shares)												8,861,519
Balance at ending at Dec. 31, 2019								$ 134,567,000	$ 10,759,000	$ 24,989,000	$ 66,258,000	$ 32,561,000			$ 134,567,000
Balance at ending (in shares) at Dec. 31, 2019								66,432,832	14,419,527	20,276,599	22,875,187	8,861,519			66,432,832
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options	$ 1,000	89,000													$ 90,000
Issuance of common stock upon exercise of stock options (in shares)	226,510
Stock-based compensation expense		644,000													644,000
Comprehensive loss					(43,910,000)		336,000								(43,574,000)
Balance at ending at Dec. 31, 2019	$ 6,000	733,000			(83,395,000)		(213,000)								$ (82,869,000)
Balance at ending (in shares) at Dec. 31, 2019	5,467,515														5,568
Balance at ending at Mar. 31, 2020								$ 134,567,000
Balance at ending (in shares) at Mar. 31, 2020								66,433,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options		29,000													$ 29,000
Issuance of common stock upon exercise of stock options (in shares)	132
Stock-based compensation expense		287,000													287,000
Comprehensive loss					(12,079,000)		(542,000)								(12,621,000)
Balance at ending at Mar. 31, 2020	$ 6,000	1,049,000		$ 519,000	(94,955,000)		(755,000)							$ 519,000	(94,655,000)
Balance at ending (in shares) at Mar. 31, 2020	5,600,000
Balance at beginning at Dec. 31, 2019								$ 134,567,000	$ 10,759,000	$ 24,989,000	$ 66,258,000	$ 32,561,000			$ 134,567,000
Balance at beginning (in shares) at Dec. 31, 2019								66,432,832	14,419,527	20,276,599	22,875,187	8,861,519			66,432,832
Balance at ending at Jun. 30, 2020								$ 134,567,000
Balance at ending (in shares) at Jun. 30, 2020								66,433,000
Balance at beginning at Dec. 31, 2019	$ 6,000	733,000			(83,395,000)		(213,000)								$ (82,869,000)
Balance at beginning (in shares) at Dec. 31, 2019	5,467,515														5,568
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive loss															$ (25,010,000)
Balance at ending at Jun. 30, 2020	$ 6,000	1,274,000			(107,704,000)		(395,000)								(106,819,000)
Balance at ending (in shares) at Jun. 30, 2020	5,637,000
Balance at beginning at Dec. 31, 2019								$ 134,567,000	$ 10,759,000	$ 24,989,000	$ 66,258,000	$ 32,561,000			$ 134,567,000
Balance at beginning (in shares) at Dec. 31, 2019								66,432,832	14,419,527	20,276,599	22,875,187	8,861,519			66,432,832
Increase (Decrease) in Temporary Equity [Roll Forward]
Sale of Series redeemable convertible preferred stock, net of issuance costs													$ 154,420,000
Sale of Series redeemable convertible preferred stock, net of issuance costs (in shares)													38,412,268
Retirement of Series redeemable convertible preferred stock									$ (1,164,000)	$ (500,000)
Retirement of Series redeemable convertible preferred stock (in shares)									(1,542,600)	(403,939)
Balance at ending at Dec. 31, 2020								$ 287,323,000	$ 9,595,000	$ 24,489,000	$ 66,258,000	$ 32,561,000	$ 154,420,000		$ 287,323,000
Balance at ending (in shares) at Dec. 31, 2020								102,898,561	12,876,927	19,872,660	22,875,187	8,861,519	38,412,268		102,898,561
Balance at beginning at Dec. 31, 2019	$ 6,000	733,000			(83,395,000)		(213,000)								$ (82,869,000)
Balance at beginning (in shares) at Dec. 31, 2019	5,467,515														5,568
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options		72,000													$ 72,000
Issuance of common stock upon exercise of stock options (in shares)	330,276
Stock-based compensation expense		1,010,000													1,010,000
Comprehensive loss					(67,159,000)		(112,000)								(67,271,000)
Balance at ending at Dec. 31, 2020	$ 6,000		$ 23,994	519,000	(154,322,000)	$ (5,635)	(325,000)							519,000	$ (154,641,000)	$ 19,365
Balance at ending (in shares) at Dec. 31, 2020	5,797,791														5,798	10,062,500
Balance at beginning at Mar. 31, 2020								$ 134,567,000
Balance at beginning (in shares) at Mar. 31, 2020								66,433,000
Balance at ending at Jun. 30, 2020								$ 134,567,000
Balance at ending (in shares) at Jun. 30, 2020								66,433,000
Balance at beginning at Mar. 31, 2020	$ 6,000	1,049,000		519,000	(94,955,000)		(755,000)							519,000	$ (94,655,000)
Balance at beginning (in shares) at Mar. 31, 2020	5,600,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options		8,000													8,000
Issuance of common stock upon exercise of stock options (in shares)	37
Stock-based compensation expense		217,000													217,000
Comprehensive loss					(12,749,000)		360,000								(12,389,000)
Balance at ending at Jun. 30, 2020	$ 6,000	1,274,000			(107,704,000)		(395,000)								(106,819,000)
Balance at ending (in shares) at Jun. 30, 2020	5,637,000
Balance at beginning at Dec. 31, 2020								$ 287,323,000	$ 9,595,000	$ 24,489,000	$ 66,258,000	$ 32,561,000	$ 154,420,000		$ 287,323,000
Balance at beginning (in shares) at Dec. 31, 2020								102,898,561	12,876,927	19,872,660	22,875,187	8,861,519	38,412,268		102,898,561
Increase (Decrease) in Temporary Equity [Roll Forward]
Other								$ (15,000)
Balance at ending at Mar. 31, 2021								$ 287,308,000
Balance at ending (in shares) at Mar. 31, 2021								102,899,000
Balance at beginning at Dec. 31, 2020	$ 6,000		23,994	519,000	(154,322,000)	(5,635)	(325,000)							519,000	$ (154,641,000)	$ 19,365
Balance at beginning (in shares) at Dec. 31, 2020	5,797,791														5,798	10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options		85,000													$ 85,000
Issuance of common stock upon exercise of stock options (in shares)	136
Stock-based compensation expense		647,000													647,000
Other					(1,000)										(1,000)
Comprehensive loss					(22,347,000)		(205,000)								(22,552,000)
Balance at ending at Mar. 31, 2021	$ 6,000	732,000	11,196,695		(176,670,000)	(6,198,164)	(530,000)								(176,462,000)	$ 5,000,002
Balance at ending (in shares) at Mar. 31, 2021	5,934,000
Balance at beginning at Dec. 31, 2020								$ 287,323,000	$ 9,595,000	$ 24,489,000	$ 66,258,000	$ 32,561,000	$ 154,420,000		$ 287,323,000
Balance at beginning (in shares) at Dec. 31, 2020								102,898,561	12,876,927	19,872,660	22,875,187	8,861,519	38,412,268		102,898,561
Balance at ending at Jun. 30, 2021								$ 287,308,000	$ 9,595,000	$ 24,489,000	$ 66,258,000	$ 32,561,000	$ 154,405,000		$ 287,308,000	352,368,950
Balance at ending (in shares) at Jun. 30, 2021								102,899,000	12,877,000	19,873,000	22,875,000	8,862,000	38,412,000		102,899,000
Balance at beginning at Dec. 31, 2020	$ 6,000		23,994	$ 519,000	(154,322,000)	(5,635)	(325,000)							$ 519,000	$ (154,641,000)	$ 19,365
Balance at beginning (in shares) at Dec. 31, 2020	5,797,791														5,798	10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive loss															$ (49,843,000)
Balance at ending at Jun. 30, 2021	$ 7,000	1,849,000	14,782,879		(204,089,000)	(9,784,384)	(402,000)								$ (202,635,000)	$ 5,000,002
Balance at ending (in shares) at Jun. 30, 2021	6,515,000														6,515
Balance at beginning at Mar. 31, 2021								$ 287,308,000
Balance at beginning (in shares) at Mar. 31, 2021								102,899,000
Balance at ending at Jun. 30, 2021								$ 287,308,000	$ 9,595,000	$ 24,489,000	$ 66,258,000	$ 32,561,000	$ 154,405,000		$ 287,308,000	352,368,950
Balance at ending (in shares) at Jun. 30, 2021								102,899,000	12,877,000	19,873,000	22,875,000	8,862,000	38,412,000		102,899,000
Balance at beginning at Mar. 31, 2021	$ 6,000	732,000	11,196,695		(176,670,000)	(6,198,164)	(530,000)								$ (176,462,000)	5,000,002
Balance at beginning (in shares) at Mar. 31, 2021	5,934,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options	$ 1,000	408,000													409,000
Issuance of common stock upon exercise of stock options (in shares)	581
Stock-based compensation expense		709,000													709,000
Comprehensive loss					(27,419,000)		128,000								(27,291,000)
Balance at ending at Jun. 30, 2021	$ 7,000	$ 1,849,000	$ 14,782,879		$ (204,089,000)	$ (9,784,384)	$ (402,000)								$ (202,635,000)	$ 5,000,002
Balance at ending (in shares) at Jun. 30, 2021	6,515,000														6,515